PPP 2 Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Feb. 03, 2021	Apr. 09, 2020
Debt Disclosure [Abstract]
Covid-19 PPP Funds	$ 0	$ 447,400	$ 667,400
Debt Instrument, Payment Terms	Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for 16-months
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Long-term Debt, Term	5 years